Cost of revenue (Tables)	12 Months Ended
Mar. 31, 2019
Cost of revenue
Schedule of cost of revenue

For the year ended March 31,
2019
Amortization expenses	$6,324,124
Resource usage fees	1,573,653
Depreciation expenses of server hardware	900,608
Website maintenance fee	356,523
Raw material consumption fees	156,790
Business tax	139,429
Other	7,432
Total	$9,458,559